PROMISSORY NOTES (Schedule of convertible promissory notes) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Short-Term Debt [Line Items]
Conversions			$ (12,758,473)
Interest expense	$ 456,691	$ 1,077,068	3,931,570
Accretion expense	0	230,462	1,220,896
Interest paid - cash	(504,147)	(1,082,500)	(1,715,750)
Convertible Debt [Member]
Short-Term Debt [Line Items]
Balance, beginning of period	0	0	6,246,070
New issuances on exercise of warrants			5,688,442
Conversions			(12,758,473)
Interest expense			599,240
Accretion expense			725,238
Interest paid - cash			(784,918)
Loss on foreign exchange translation			284,401
Balance, end of period		0	0
Convertible Debt [Member] | December 31, 2018 issuance [Member]
Short-Term Debt [Line Items]
Balance, beginning of period	0	0	2,066,976
New issuances on exercise of warrants			1,749,065
Conversions			(4,075,959)
Interest expense			190,003
Accretion expense			251,990
Interest paid - cash			(250,879)
Loss on foreign exchange translation			68,804
Balance, end of period		0	0
Convertible Debt [Member] | January 30, 2019 issuance [Member]
Short-Term Debt [Line Items]
Balance, beginning of period	0	0	4,179,094
New issuances on exercise of warrants			3,939,377
Conversions			(8,682,514)
Interest expense			409,237
Accretion expense			473,248
Interest paid - cash			(534,039)
Loss on foreign exchange translation			215,597
Balance, end of period		0	0
Convertible promissory notes [Member]
Short-Term Debt [Line Items]
Balance, beginning of period	1,281,442	2,202,646	1,732,981
Payment	(41,600)	(1,210,000)	(175,000)
Interest expense	1,600	58,334	149,007
Accretion expense		230,462	495,658
Loss on foreign exchange translation	85,183
Balance, end of period	1,156,259	1,281,442	2,202,646
Convertible promissory notes [Member] | June 13, 2018 issuance [Member]
Short-Term Debt [Line Items]
Balance, beginning of period	1,281,442	1,072,590	639,665
Payment	(41,600)	0	0
Interest expense	1,600	17,649	48,733
Accretion expense		191,203	384,192
Loss on foreign exchange translation	85,183
Balance, end of period	1,156,259	1,281,442	1,072,590
Convertible promissory notes [Member] | January 23, 2019 issuance [Member]
Short-Term Debt [Line Items]
Balance, beginning of period		0	175,000
Payment			(175,000)
Interest expense			0
Accretion expense			0
Balance, end of period			0
Convertible promissory notes [Member] | May 24, 2019 issuance [Member]
Short-Term Debt [Line Items]
Balance, beginning of period	0	1,130,056	918,316
Payment	0	(1,210,000)	0
Interest expense	0	40,685	100,274
Accretion expense		39,259	111,466
Loss on foreign exchange translation	0
Balance, end of period	$ 0	$ 0	$ 1,130,056